Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
Supplement [Text Block]	nit18_SupplementTextBlock

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED MARCH 21, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

1.	The description of the Redemption Fee in the “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fees and Expenses of the Fund—Shareholder Fees” section is revised to reflect that such fee is applicable to Fund shares redeemed or exchanged within 90 days of acquisition.

Nuveen Symphony Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit18_SupplementTextBlock

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED MARCH 21, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

1.	The description of the Redemption Fee in the “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fees and Expenses of the Fund—Shareholder Fees” section is revised to reflect that such fee is applicable to Fund shares redeemed or exchanged within 90 days of acquisition.